Accounts Payable and Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Accounts Payable and Accrued Expenses [Abstract]
Accounts payable	$ 1,236	$ 1,289	$ 1,865
Accrued payroll and related expenses	2,137	1,020	2,530
Research and development contracts	1,035	1,098	686
Accrued grower commitments	99	38	76
Other	238	380	319
Accounts payable and accrued expenses	$ 4,745	$ 3,825	$ 5,476